Financial Risk Management - Deposits by Domestic and Foreign Offices (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	¥ 32,935,364	¥ 37,539,163
Interest-bearing demand deposits	80,370,602	80,238,685
Deposits at notice	14,655,807	13,133,036
Time deposits	34,482,582	27,883,639
Negotiable certificates of deposit	17,175,392	14,672,276
Others	10,402,995	8,630,520
Deposits	190,022,742	182,097,319
Domestic [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	29,902,509	34,511,806
Interest-bearing demand deposits	74,165,956	74,426,922
Deposits at notice	593,258	690,015
Time deposits	21,825,843	16,551,537
Negotiable certificates of deposit	4,264,295	3,583,425
Others	10,222,280	8,500,540
Deposits	140,974,141	138,264,245
Foreign [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	3,032,855	3,027,357
Interest-bearing demand deposits	6,204,646	5,811,763
Deposits at notice	14,062,549	12,443,021
Time deposits	12,656,739	11,332,102
Negotiable certificates of deposit	12,911,097	11,088,851
Others	180,715	129,980
Deposits	¥ 49,048,601	¥ 43,833,074